Stock-based Compensation - Stock Units Activity (Q3) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
RSUs
Number of RSUs and PSUs
Beginning balance (in shares)	7,683,598	6,269,868
Granted (in shares)	906,232	6,634,013
Vested (in shares)	(2,897,408)	(2,245,844)
Forfeited (in shares)	(1,328,501)	(2,974,439)
Ending balance (in shares)	4,363,921	7,683,598
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 2.96	$ 7.07
Granted (in dollars per share)	1.03	1.03
Vested (in dollars per share)	2.97	6.66
Forfeited (in dollars per share)	2.87	4.53
Ending balance (in dollars per share)	$ 2.57	$ 2.96
PRSUs
Number of RSUs and PSUs
Beginning balance (in shares)	234,375	859,375
Granted (in shares)	0	0
Vested (in shares)	(58,594)	0
Forfeited (in shares)	(175,781)	(625,000)
Ending balance (in shares)	0	234,375
Weighted-average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 6.4	$ 6.4
Granted (in dollars per share)	0	0
Vested (in dollars per share)	6.4	0
Forfeited (in dollars per share)	6.4	6.4
Ending balance (in dollars per share)	$ 0	$ 6.4